Financial Risk Management - Sensitivity Analysis for Types of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 145	$ 179
10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(145)	(179)
1.00% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	145	(145)
1.00% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	179	(179)
US [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(460)	(594)	$ (954)
US [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	460	594	954
AUD [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(2)	(1)	(5)
AUD [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	2	1	5
GBP [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(9)	(16)	(1)
GBP [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	9	16	1
EUR [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(10)	(42)	(32)
EUR [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	10	42	32
HKD [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic			(1)
HKD [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic			$ 1